Schedule of current borrowings (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Current borrowings	$ 23,331,928	$ 3,618,446
Promissory notes [member]
IfrsStatementLineItems [Line Items]
Current borrowings	18,443,032	1,443,925
Insurance premium funding [member]
IfrsStatementLineItems [Line Items]
Current borrowings	217,917
Short term borrowings from banks [member]
IfrsStatementLineItems [Line Items]
Current borrowings	2,252,236
Loans from external parties [member]
IfrsStatementLineItems [Line Items]
Current borrowings	444,707	195,499
Current maturities of long term debt [member]
IfrsStatementLineItems [Line Items]
Current borrowings	252,806
Long term borrowings from banks [member]
IfrsStatementLineItems [Line Items]
Current borrowings	1,714,361
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Current borrowings	6,869	49,355
SAFE notes [member]
IfrsStatementLineItems [Line Items]
Current borrowings		$ 1,929,667